42) Other information (Tables)	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Composition of the values of acquisition of BAC Florida and its subsidiaries and goodwill in the acquisition of shares

We present below, the composition of the values of acquisition of BAC Florida and its subsidiaries and goodwill in the acquisition of shares as provisionally determined:

R$ thousand
Payment to BAC Florida	3,105,557
Total cost of acquisition	3,105,557

Fair value of net assets acquired (provisional amount)	1,346,061

Goodwill on the acquisition of shares	1,759,496

Provisional amounts for the assets and liabilities - BAC Florida Bank

We present the provisional amounts for the assets and liabilities acquired on October 30, 2020 base date of the acquisition:

R$ thousand
BAC Florida Bank

Assets
Cash and due from banks	4,366,118
Financial instruments	10,292,617
- Securities and derivative financial instruments	1,209,024
- Loans	9,080,574
- Other financial instruments	3,019
Investments in Associates	56,863
Premises and equipment	6,133
Other assets	364,956
Total assets	15,086,687

Liabilities
Deposits and other financial liabilities	13,603,913
- Deposits from customers	12,952,310
- Securities issued	642,661
- Other financial liabilities	8,942
Other liabilities	136,713
Shareholders’ equity	1,346,061
Total	15,086,687